Key Management Personnel - Schedule of Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 1,099,081	$ 680,954	$ 715,027
Post-employment benefits	79,550	64,632	67,928
Share-based payments expense	3,897,638	420,751	532,952
Key management personnel compensation	$ 5,076,269	$ 1,166,337	$ 1,315,907